Intangible assets, net	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Intangible assets, net

8.Intangible assets, net

The following table presents the Group’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2021	December 31, 2022
	RMB	RMB
Customer relationships	3,300	3,300
Trade names	4,822	4,822
Developed technology	17,833	17,833
Total Intangible assets	25,955	25,955
Less: accumulated amortization	(8,244)	(10,341)
impairment	—	(15,614)
Intangible assets, net	17,711	—

The Company acquired Longye on January 13, 2020 and identified the intangible assets of customer relationships, trade names and developed technology (Note 4). The intangible assets are amortized using straight-line method, which is the Group’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from approximately 3 to 10 years. Amortization expense was RMB4,128, RMB4,128 and RMB2,097 for the years ended December 31, 2020, 2021 and 2022, respectively. Impairment of intangible assets were nil, nil and RMB 15,614 for the years ended December 31, 2020, 2021 and 2022.